Expense Example {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-07 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Retail Class
Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942